10. INCOME TAXES	7 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC 740 “Income Taxes”.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry-forwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carry-forward has been recognized, as it is not deemed likely to be realized.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

Inception (June 5, 2013) to December 31, 2013
Deferred tax attributed:
Net operating loss carryover	$(241,727)
Less: change in valuation allowance	$(241,727)
Net deferred tax asset	$-

At December 31, 2013 the Company had an unused net operating loss carry-forward approximating ($710,962) that is available to offset future taxable income; the loss carry-forward will expire in 2033.